Share Capital (Details) - Schedule of Ordinary shares - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Ordinary shares [Abstract]
Number of ordinary shares, authorized	1,200,000,000	1,200,000,000
Number of ordinary shares, Issued and outstanding	182,942,418	147,134,792